Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares
Accounts receivable, allowance for doubtful accounts	¥ 26,102,138	¥ 19,654,430
Other receivables, allowance for doubtful accounts	2,080,597	40,782
Amounts due from related parties, allowance for doubtful accounts	96,307,907	43,516,516
Accrued payroll and welfare expenses	58,318,063	116,653,658
Income tax payable	82,800,208	227,537,993
Other tax payable	695,081	43,009,523
Amounts due to related parties-current	19,439,664	31,105,111
Deferred revenue from related parties	42,053,959	111,720,785
Deferred revenue	35,674,503	18,949,097
Other current liabilities	78,201,072	39,929,945
Deferred revenue - non-current from related parties	4,917,845	22,096,306
Deferred revenue - non-current	311,651	2,144,593
Operating Lease Liability	¥ 28,518,789
Deferred tax liabilities		¥ 198,187
Shareholders' Equity:
Ordinary shares, shares authorized | shares	1,000,000,000	1,000,000,000
Ordinary shares, shares issued | shares	201,737,272	201,479,446
Ordinary shares, shares outstanding | shares	201,737,272	201,479,446
Consolidated VIE and VIE's subsidiaries
Amounts due from related parties, allowance for doubtful accounts	¥ 60,490,862	¥ 33,684,333
Accrued payroll and welfare expenses	28,055,363	37,608,320
Income tax payable	19,815,543	34,282,285
Other tax payable	(16,501,066)	12,123,866
Amounts due to related parties-current	10,963,967	11,082,834
Deferred revenue from related parties	28,056,641	100,033,490
Deferred revenue	17,211,666	5,406,737
Other current liabilities	13,940,969	12,882,315
Deferred revenue - non-current from related parties	4,774,671	20,766,792
Deferred revenue - non-current	311,651	1,849,843
Operating Lease Liability	642,309	0
Deferred tax liabilities	¥ 0	¥ 0